Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 10 - LEASES:

The Company’s leases include property and vehicle leases. The lease agreements are for periods of between 2 to 3 years and may include an option to extend the lease period.

In June 2023, the Company entered into a new operating lease agreement for the offices it uses. The lease periods are for two years expiring in October 2025, with an option to extend the lease periods for an additional year, which the Company is reasonably certain to exercise.

Expenses relating to short-term leases for the years ended December 31, 2024, 2023 and 2022 were $0, $63 thousand and $111 thousand, respectively.

Right-of-use assets

	Property	Vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2024	1,642	77	1,719
Additions	-	16	16
Disposals	-	(45)	(45)
Balance as of December 31, 2024	1,642	48	1,690

Accumulated amortization:
Balance as of January 1, 2024	(896)	(44)	(940)
Additions	(263)	(19)	(282)
Disposals	-	30	30
Balance as of December 31, 2024	(1,159)	(33)	(1,192)
	483	15	498

Cost:
Balance as of January 1, 2023	763	180	943
Additions	879	24	903
Disposals	-	(127)	(127)
Balance as of December 31, 2023	1,642	77	1,719

Accumulated amortization:
Balance as of January 1, 2023	(643)	(110)	(753)
Additions	(253)	(34)	(287)
Disposals	-	100	100
Balance as of December 31, 2023	(896)	(44)	(940)
	746	33	779

Lease liabilities

	Property	Vehicles	Total
	U.S. dollars in thousands
Balance as of January 1, 2024	871	22	893
Additions	-	12	12
Disposals	-	(12)	(12)
Interest expense	131	1	132
Payments	(391)	(14)	(405)
Balance as of December 31, 2024	611	9	620

Short-term lease liabilities	350	9	359
Long-term lease liabilities	260	1	261
Balance as of December 31, 2024	610	10	620

Balance as of January 1, 2023	153	64	217
Additions	880	21	901
Disposals	-	(27)	(27)
Interest expense	87	1	88
Payments	(249)	(37)	(286)
Balance as of December 31, 2023	871	22	893

Short-term lease liabilities	358	12	370
Long-term lease liabilities	513	10	523
Balance as of December 31, 2023	871	22	893